SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional Currencies and Foreign Currency Transaction Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Accounting Policies [Abstract]
Gain (loss), foreign currency transaction	$ (846)	$ (51)	$ (3,140)